SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2022
SHAREHOLDERS' EQUITY
Summary of warrant activities

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2021	137,282	$55.39
Granted	5,385,374	11.21
Terminated	(232,349)	49.75
Exercised – Cashless and Pre Funded Warrants	(1,921,487)	—
Outstanding and exercisable at September 30, 2022	3,368,820	$5.35